Operations By Reporting Segment And Geographic Area (Summary Of Net Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									$ 496	$ 688	$ 655
Depreciation and amortization									(288)	(283)	(331)
Interest expense, net									(128)	(127)	(129)
Adjustment of assets to fair value	(20)	(46)	(119)		(304)				(187)	(307)	(2)
Non-service cost components associated with the U.S. based funded pension plan									(35)	(25)	(33)
Restructuring expense, net									(26)	(5)	(8)
Discontinued operations	(3)	(11)	(4)	(3)	(3)	(2)	(2)	(2)	(21)	(8)	(5)
OPEB curtailment gains		51							51	1	29
Income tax benefit (expense)	(5)	(7)	(15)		(14)				29	(17)	(12)
Other									(1)		3
Net (loss) income									(110)	(83)	167
Powertrain [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									296	433	355
Vehicle Components Solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Operational EBITDA									$ 200	$ 255	$ 300